STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)																							3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 23, 2021	Jun. 07, 2021	Apr. 30, 2021	Apr. 27, 2021	Apr. 26, 2021	Apr. 23, 2021	Mar. 05, 2021	Mar. 02, 2021	Feb. 24, 2021	Feb. 02, 2021	Jan. 25, 2021	Jul. 30, 2020	Feb. 19, 2020	Sep. 26, 2019	Aug. 14, 2019	Aug. 08, 2019	Apr. 05, 2019	Mar. 20, 2019	Mar. 09, 2019	Mar. 20, 2018	Jan. 02, 2016	Feb. 16, 2009	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Aug. 08, 2020	Dec. 31, 2019	May 04, 2021	Mar. 08, 2019	Dec. 17, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued														766,667	7,967,871			4,052,652
Share price																		$ 0.0695
Proceeds from issuance of common stock																													$ 1,000,000
Warrants to purchase up share														1,000,000	8,000,000
Warrant exercise price per share																											$ 0.001		$ 0.16
Stock issued during period, value																		$ 281,659											$ 1,000,000
Issuance of common stock in connection with cashless exercise							786,280		70,786			9,941,623											1,479,728		3,816,522		10,000,000		9,000,000
Fair value of adjustments of warrants																									$ 3,359,716		$ 2,599,066
Cancellation of warrants																									(42,707)
Debt Instrument, Increase, Accrued Interest																									41,085	$ 26,662
Gain (Loss) on Extinguishment of Debt							$ 90,100																		$ 90,100
Warrants term																							5 years		5 years		5 years
Number of warrants cancelled																									250,000
Preferred stock, shares authorized																						Unlimited			Unlimited		Unlimited		Unlimited
Preferred stock, no par value																						$ 0	$ 0		$ 0		$ 0		$ 0
Contribution of capital																										$ 17,495	$ 17,495
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																						Unlimited			Unlimited		Unlimited		Unlimited
Common stock, no par value																						$ 0	0		$ 0		$ 0		$ 0
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																						Unlimited			Unlimited		Unlimited		Unlimited
Common stock, no par value																						$ 0	0		$ 0		$ 0		$ 0
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, no par value																							0		0		0		0			$ 0
Preferred stock, shares authorized																																2
University of Notre Dame [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, value																		38,500
Accounts payable																		$ 243,159
6 Cent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																															14,797,278
Warrant exercise price per share																															$ 0.06
8 Cent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																			7,398,639
Warrant exercise price per share																			$ 0.08
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share								1,479,728																						1,479,728
Warrant exercise price per share								$ 0.06											$ 0.06				0.001		0.001		0.001		0.001
Warrant expiration date								Mar. 08, 2021											Mar. 08, 2021
Stock issued during period, value								$ 88,784
Issuance of common stock in connection with cashless exercise							2,000,000		200,000			10,000,000
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share								1,479,728
Warrant exercise price per share								$ 0.06											$ 0.06				0.056		0.056		0.056		0.056
Warrant expiration date								May 08, 2021											Mar. 08, 2022
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share								1,479,728
Warrant exercise price per share								$ 0.06											$ 0.08				0.04		0.04		0.04		0.04
Warrant expiration date								Jul. 08, 2021											Mar. 08, 2022
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share								1,479,728
Warrant exercise price per share								$ 0.06											$ 0.08				0.06		0.06		0.06		0.06
Warrant expiration date								Sep. 08, 2021											Mar. 08, 2023
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share								1,479,727
Warrant exercise price per share								$ 0.06															$ 0.06		$ 0.06		$ 0.06		$ 0.06
Warrant expiration date								Nov. 08, 2021
Common Stock Warrants and Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued											2,500,000		20,000,000			2,000,000
Share price											$ 0.134		$ 0.115			$ 0.2299					$ 0.001
Warrants to purchase up share																				600,000	6,000,000
Warrant exercise price per share																				$ 0.001
Share based compensation, expense				$ 217,715						$ 85															$ 85
Fair value of adjustments of warrants																				$ 19,915	$ 142,526
[custom:FairValueOfOptions]											$ 310,165
Common stock warrants and options, description											Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company. at the end of each successive year for three years.
Option term													20 years			2 years
Fair value of options													$ 2,198,411			$ 267,574
Common stock warrants and options, description													Options will be exercisable on February 19, 2025, and for a period of 15 years expiring on February 19, 2040			Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2024				Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022
Share based compensation																											$ 2,198,411		$ 267,574
Warrants term																				4 years
Number of warrants cancelled																	600,000
Warrants cancelled amount																	$ 6,000
Warrants and Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation, expense																									41,009
Common Stock Warrants and Options One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued													6,000,000
Share price													$ 0.115
Share based compensation, expense																									51,706
[custom:FairValueOfOptions]													$ 626,047
Option term													10 years
Fair value of options													$ 626,047
Common stock warrants and options, description													Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030
Share based compensation																											272,673
Common Stock Warrants and Options Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued													1,340,000
Share price													$ 0.115
Share based compensation, expense																									15,771
[custom:FairValueOfOptions]													$ 133,063
Common stock warrants and options, description													Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027.
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsCancelledIntrinsicValue]																									$ 20,853
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period																									800,000
Option term													7 years
Fair value of options													$ 133,063
Common stock warrants and options, description													Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027
Share based compensation																											40,935
Common Stock Warrants and Options Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																2,000,000
Share price																$ 0.2299
Share based compensation, expense																									$ 72,262
[custom:FairValueOfOptions]																$ 291,842
Common stock warrants and options, description																Black-Scholes option-pricing model on the date of grant and is fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Option term																3 years
Fair value of options																$ 291,842
Common stock warrants and options, description																Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026
Share based compensation																											146,121
Common Stock Warrants and Options Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																125,000
Share price																$ 0.2299
Share based compensation, expense																									9,133		12,751
Fair value of adjustments of warrants																$ 18,240
Common stock warrants and options, description																Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Option term																2 years
Fair value of options																$ 18,240
Common stock warrants and options, description																Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026
Share based compensation																											9,133
Common Stock Warrants and Options Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																125,000
Share price																$ 0.2299
Share based compensation, expense																									$ 6,520
Fair value of adjustments of warrants																$ 19,525
Common stock warrants and options, description																Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027.
Cancellation of warrants								$ 9,103
Option term																2 years
Fair value of options																$ 19,525
Common stock warrants and options, description																Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027
Share based compensation																											6,520
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	2,422,195	2,431,506	2,058,686		2,063,391	836,574
Debt Conversion, Converted Instrument, Amount	$ 200,000	$ 200,000	$ 250,000		$ 250,000	$ 100,000
Debt Instrument, Increase, Accrued Interest	$ 10,247	25,644	3,630		$ 3,178	$ 1,644
Fair Value of Issued Shares.		297,373	$ 338,654
Gain (Loss) on Extinguishment of Debt		$ 71,729
Common Stock and Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																			14,797,278
Common Stock Warrants and Options One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																2,000,000
Share price																$ 0.2299
Option term																2 years
Fair value of options																$ 267,574
Common stock warrants and options, description																Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025
Share based compensation																											161,568
Common Stock Warrants and Options Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																1,000,000
Share price																$ 0.2299
Option term																2 years
Fair value of options																$ 118,874
Common stock warrants and options, description																Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023
Share based compensation																													118,874
Common Stock Warrants and Options Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																1,000,000
Share price																$ 0.2299
Option term																2 years
Fair value of options																$ 118,874
Common stock warrants and options, description																Options will be exercisable on August 8, 2021, and for a period of 3 years expiring on August 8, 2024
Share based compensation																													118,874
Common Stock Warrants and Options Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																												125,000
Share price																$ 0.2299
Option term																												2 years
Fair value of options																												$ 14,859
Common stock warrants and options, description																												Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023
Share based compensation																													14,859
Common Stock Warrants and Options Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																125,000
Share price																$ 0.2299
Option term																2 years
Fair value of options																$ 16,723
Common stock warrants and options, description																Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025
Share based compensation																											10,098
Common Stock Warrant and Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expenses																													$ 19,915
Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Contribution of capital																											$ 17,495
Purchase Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																			14,797,278
Share price																			$ 0.06758
Proceeds from issuance of common stock																			$ 1,000,000